FINANCING CHARGES (Tables)	12 Months Ended
Dec. 31, 2025
Banking and Thrift, Interest [Abstract]
Summary of Financing Charges

Year ended December 31 (millions of dollars)	2025	2024
Interest on long-term debt	730	668
Interest on regulatory accounts	24	25
Interest on short-term notes	23	21
Realized loss (gain) on cash flow hedges (interest-rate swap agreements) (Note 16)	4	(4)
Other	16	19
Less: Interest capitalized on construction and development in progress	(110)	(89)
Interest earned on cash and cash equivalents	(16)	(23)
	671	617